CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from (used in) operating activities [abstract]
(Loss) / Profit before tax	€ (454,506)	€ 9,350	€ 29,843
Depreciation and amortisation	116,318	113,581	105,133
Net financial costs	23,964	31,849	28,680
Other non-cash items	7,624	2,939	1,205
Capital reorganization non-cash items	199,502	0	0
Net deductible financial income/(costs)	2,305	4,772	1,071
Income tax received / (paid)	(5,482)	(28,100)	(28,292)
Interest paid	(18,552)	(24,567)	(24,479)
Changes in working capital	19,843	88,980	3,321
Capital reorganization cash items	10,448	0	0
Net cash from / (used in) operating activities	(103,146)	189,260	114,340
Cash flows from (used in) investing activities [abstract]
Purchase of tangible assets	(1,487)	(5,550)	(6,800)
Purchase of intangible assets	(19,739)	(32,181)	(26,615)
Total net cash outflow	(52,526)	0	(5,467)
Acquisition of non-current financial assets	(1,016)	(7,856)	(1,541)
Divestiture of non-current financial assets	2,169	2,867	147
Net cash from / (used in) investing activities	(72,599)	(42,720)	(40,276)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of share capital	58,721	0	0
Acquisition of shares and NC-PECs issued by subsidiaries	0	(2,096)	(1,029)
Financing fee	(8,417)	0	0
Principal elements of lease payments	(15,031)	(15,266)	(14,154)
Dividends paid to non-controlling interests	(155)	(4,846)	(3,881)
Net cash from / (used in) in financing activities	134,113	(22,208)	(19,064)
Net foreign exchange difference	(840)	(1,198)	(556)
Net increase (decrease) in cash and cash equivalents	(42,472)	123,134	54,444
Cash and cash equivalents at beginning of year	226,139	104,072	50,674
Cash and cash equivalents at end of year	182,783	226,139	104,072
Supplemental Cash Flow Information [Abstract]
Net change in bank overdraft facilities	(884)	(1,066)	(1,046)
Long-term financing - Senior debt facility
Cash flows from (used in) financing activities [abstract]
Proceeds from loans and borrowings	630,000	0	0
Repayment of loans and borrowings	(630,000)	0	0
Revolving Credit Facility (RCF)
Cash flows from (used in) financing activities [abstract]
Proceeds from revolving credit facilities	177,991	0	0
Repayment of revolving credit facilities	€ (78,996)	€ 0	€ 0